Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	60 Months Ended	82 Months Ended	116 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000143207
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
C000143208
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
C000143209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
C000143210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
C000152642
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
C000152645
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
C000152646
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
C000152643
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
C000152644
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
C000174412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Multi-Asset Plus Fund
C000213465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Multi-Asset Plus Fund
C000174413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Multi-Asset Plus Fund
C000236511
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
C000236512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
C000236510
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
Without Sales Load [Member] | C000143207
Average Annual Return [Line Items]
Average Annual Return, Percent	29.11%		10.76%			18.37%
Without Sales Load [Member] | C000143208
Average Annual Return [Line Items]
Average Annual Return, Percent	28.14%		9.94%			17.50%
Without Sales Load [Member] | C000143209
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		11.05%			18.55%
Without Sales Load [Member] | C000143210
Average Annual Return [Line Items]
Average Annual Return, Percent	29.10%		10.76%			18.36%
Without Sales Load [Member] | C000152642
Average Annual Return [Line Items]
Average Annual Return, Percent	21.78%		9.84%			14.17%
Without Sales Load [Member] | C000152645
Average Annual Return [Line Items]
Average Annual Return, Percent	22.12%		10.12%			14.38%
Without Sales Load [Member] | C000152646
Average Annual Return [Line Items]
Average Annual Return, Percent	22.12%		9.91%			14.23%
Without Sales Load [Member] | C000152643
Average Annual Return [Line Items]
Average Annual Return, Percent	21.59%		9.67%			13.99%
Without Sales Load [Member] | C000152644
Average Annual Return [Line Items]
Average Annual Return, Percent	20.89%		9.02%			13.32%
Without Sales Load [Member] | C000174412
Average Annual Return [Line Items]
Average Annual Return, Percent	24.58%		8.05%		10.66%
Without Sales Load [Member] | C000213465
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%		8.34%	13.65%
Without Sales Load [Member] | C000174413
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%		7.23%		9.85%
Without Sales Load [Member] | C000236511
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	4.59%
Without Sales Load [Member] | C000236512
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%	4.80%
Without Sales Load [Member] | C000236510
Average Annual Return [Line Items]
Average Annual Return, Percent	11.71%	4.15%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%			15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%			15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%			15.51%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	14.65%		6.77%			6.05%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%			15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%			15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%			15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%			15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%			15.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	0.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%		1.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	2.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	2.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	2.86%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	14.65%		6.77%			6.05%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	14.65%		6.77%			6.05%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	14.65%		6.77%			6.05%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%			15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%		15.68%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%	16.17%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%		13.41%		15.68%